May 10, 2024
FT Vest Fund of Deep Buffer ETFs
Notwithstanding anything to the contrary in the Fund’s Prospectus or Statement of Additional Information, the Fund’s name is changed to “FT Vest Laddered Deep Buffer ETF”.